Personnel Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details of personnel expenses by function:
Cost of sales	€ 731,192	€ 635,577	€ 592,037
Research and development	90,495	77,988	76,780
Selling, general & administration expenses	323,880	314,348	269,718
Total personnel expenses	1,145,567	1,027,913	938,535
Details by nature:
Wages and salaries	917,810	822,384	756,570
Contributions to pension plans (see note 29)	20,347	18,486	14,587
Other social charges	27,679	25,074	22,071
Social Security	179,731	161,969	145,307
Total personnel expenses	€ 1,145,567	€ 1,027,913	€ 938,535